John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group TM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
Phone: 913.660.0778 Fax: 913.660.9157

January 12, 2018

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	Preliminary Proxy Statement on Schedule 14A for Capital Management Investment Trust (the “Trust”)
(File Nos. 33-85242 and 811-08822)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund (the “Funds”), each a portfolio series the Trust, please find a proxy statement pursuant to Section 14(a) of the Securities Exchange Act of 1934.

The Trust is filing the proxy statement to solicit shareholder votes on proposals to revise fundamental investment restrictions of these Funds.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.